BUSINESS COMBINATION - Number of shares of common stock issued immediately (Details) - shares		12 Months Ended
	Jul. 22, 2022	Dec. 31, 2022
BUSINESS COMBINATION
Common stock of CCNB, net of redemptions		508,311
CCNB shares held by the Sponsor		25,700,000
Total shares issued in Business Combination and related transactions		112,208,311
PIPE Subscription Agreements
BUSINESS COMBINATION
Shares issued		36,000,000
Forward Purchase Agreement
BUSINESS COMBINATION
Shares issued	3,750,000	20,000,000
Backstop Facility Agreement
BUSINESS COMBINATION
Shares issued		30,000,000
Legacy Getty Images
BUSINESS COMBINATION
Total shares of common stock immediately following the Business Combination		324,147,226
Legacy Getty Images | Common Stock holders
BUSINESS COMBINATION
Total shares of common stock immediately following the Business Combination		196,938,915
Legacy Getty Images | Redeemable Preferred Stock holders
BUSINESS COMBINATION
Total shares of common stock immediately following the Business Combination		15,000,000